Performance Management - USCF Sustainable Battery Metals Strategy Fund	Jan. 05, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and two performance indexes (Bloomberg Commodity Index Total ReturnSM and S&P GSCI Electric Vehicle Metals TR Index℠) (each a “Performance Benchmark”). Each Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	-1.85% in the third quarter of 2024
Lowest Performing Quarter:	-9.61% in the first quarter of 2024
YTD Return as of 9/30/2025:	28.55%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	28.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	(1.85%)
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(9.61%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	1.86%	-18.71%
Return After Taxes on Distributions	0.67%	-19.66%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	-14.16%
S&P 500 Index	25.02%	24.68%
Bloomberg Commodity Index Total Return℠(1)	5.38%	0.31%
S&P GSCI Electric Vehicle Metals TR Index℠(2)	-11.52%	-21.00%

(1)	Reflects no deductions for fees, expenses or taxes.
(2)	This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com